Related Party Transactions - Promissory notes (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Issuance of common stock upon exercise of options (in shares)		12,796,353	259,070
Difference between purchase price and fair value		$ 29,176	$ 4,734
Class B Common Stock
Related Party Transaction [Line Items]
Issuance of common stock upon exercise of options (in shares)	11,147,195	365,605
Employees | Class B Common Stock
Related Party Transaction [Line Items]
Stock issued (in shares)			855,688
Shares issued (in dollars per share)			$ 7.01
Difference between purchase price and fair value			$ 3,400
Shares issued, fair value (in dollars per share)			$ 3.06
Promissory Note Agreement
Related Party Transaction [Line Items]
Due from employees			$ 700
Amounts of transaction		$ 8,600
Transaction, interest rate		3.25%
Common Stock
Related Party Transaction [Line Items]
Issuance of common stock upon exercise of options (in shares)	11,251,423	1,545,000	259,000
Partial Recourse Promissory Notes
Related Party Transaction [Line Items]
Options exercisable (in shares)			9,271,877
Due from employees		$ 200	$ 10,400
Partial Recourse Promissory Notes | Employees | Class B Common Stock
Related Party Transaction [Line Items]
Due from employees			$ 400